SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Nov. 30, 2023
Supplemental Cash Flows Information Abstract
Disclosure of supplemental cash flow information [Table Text Block]
For the years ended	November 30, 2023	November 30, 2022	November 30, 2021
Non-cash financing activities:
Fair value of options granted and vested	$99,588	$17,189	$1,144,342
Fair value of options exercised	-	-	158,106
Fair value of warrants granted	149,340	-	174,427
Fair value of warrants exercised	-	-	36,859
Shares issued to finders	-	-	100,500
Shares issued as compensation	169,000	17,189	307,734

For the years ended	November 30, 2023	November 30, 2022	November 30, 2021
Cash payments for:
Interest	$6,238	$-	$-
Taxes	-	-	-